UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	04/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Polynous Growth Fund
Schedule of Investments
April 30, 2008 (Unaudited)

	Shares	Value

Warrants - 0.00%
Tengasco, exercise price @ $0.45, expires 09/12/08 (a) (b)	15,073	352

TOTAL WARRANTS (Cost $0)		352

Money Markets - 11.35%
Fidelity Institutional Prime Money Market Fund, 2.90% (c)	400,000	400,000
Huntington Money Market Fund, 1.38% (c)	400,000	400,000

TOTAL MONEY MARKETS (Cost $800,000)		800,000

TOTAL INVESTMENTS (Cost $800,000) - 11.35%		$ 800,352

Cash and other assets in excess of liabilities - 88.65%		6,249,875

TOTAL NET ASSETS - 100.00%		$ 7,050,227

(a) Non-income producing.
(b) As of April 30, 2008, this security is currently valued according to fair value procedures approved by the Trust.
(c) Variable rate securities; the coupon rate shown represents the rate at April 30, 2008.

Tax Related
Unrealized appreciation		$ 352
Unrealized depreciation		-
Net unrealized appreciation		$ 352

Aggregate cost of securities for income tax purposes		$ 800,000

Polynous Growth Fund

Related Footnotes to the Schedule of Investments

April 30, 2008 – (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”)

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.

Mirzam Capital Appreciation Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 55.41%	Shares	Value

Bituminous Coal & Lignite Surface Mining - 2.46%
Alliance Resource Partners, L.P.	1,000	$ 41,470
Fording Canadian Coal Trust	300	18,627
		60,097

Cable & Other Pay Television Services - 2.07%
Net Servicos de Comunicacao S.A. (a) (b)	3,700	50,505

Cement, Hydraulic - 1.78%
Eagle Materials, Inc.	1,200	43,536

Crude Petroleum & Natural Gas - 4.26%
Pengrowth Energy Trust	1,100	21,681
PetroChina Co., Ltd. (b)	385	58,189
Unit Corp. (a)	380	24,134
		104,004

Cutlery, Handtools & General Hardware - 2.05%
Simpson Manufacturing Co., Inc.	1,900	50,141

Deep Sea Foreign Transportation of Freight - 0.75%
Ship Finance International, Ltd.	600	18,192

Drilling Oil & Gas Wells - 1.85%
Precision Drilling Trust	1,800	45,108

Industrial Organic Chemicals - 1.92%
Methanex Corp.	2,000	46,920

Meat Packing Plants - 1.38%
Seaboard Corp.	20	33,600

Metal Mining - 0.61%
Southern Copper Corp.	130	14,919

Natural Gas Transmission - 2.26%
TransCanada Corp.	1,500	55,110

Oil & Gas Field Exploration Services - 1.23%
CGG-Veritas (a) (b)	600	30,126

Personal Credit Institutions - 1.15%
Advance America Cash Advance Centers, Inc.	3,200	28,192

Petroleum Refining - 1.63%
StatoilHydro ASA (b)	1,100	39,787

Pharmaceutical Preparations - 2.11%
Teva Pharmaceutical Industries, Ltd. (b)	1,100	51,458

Poultry Slaughtering and Processing - 0.84%
Pilgrims Pride Corp. - Class B	850	20,544

Radiotelephone Communications - 5.70%
SK Telecom Co., Ltd. (b)	2,080	46,946
Tele Norte Leste Participacoes S.A. (Telemar) (b)	600	13,746
Vimpel - Communications (b)	2,600	78,416
		139,108

*See accompanying notes which are a part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 55.41% - continued	Shares	Value

Railroad Equipment - 0.55%
FreightCar America, Inc.	350	$ 13,440

Refuse Systems - 0.29%
American Ecology Corp.	270	7,176

Short-Term Business Credit Institutions - 1.14%
Asset Acceptance Capital Corp.	2,300	27,715

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 6.35%
Carpenter Technology Corp.	1,300	66,664
Tenaris S.A. (b)	680	36,047
Ternium S.A. (b)	1,500	52,320
		155,031

Surety Insurance - 0.37%
Triad Guaranty, Inc. (a)	4,000	9,120

Surgical & Medical Instruments & Apparatus - 1.64%
China Medical Technologies, Inc. (b)	1,070	40,018

Telephone Communications (No Radiotelephone) - 7.69%
Hutchison Telecommunications International, Ltd. (b)	1,400	29,470
PT Telekomunikasi Indonesia (b)	2,000	77,640
Turkcell Iletisim Hizmetleri AS (Turkcell) (b)	4,000	80,600
		187,710

Women's, Misses', and Juniors Outerwear - 3.33%
Cherokee, Inc.	2,800	81,200

TOTAL COMMON STOCKS (Cost $1,280,559)		1,352,757

Real Estate Investment Trusts - 1.15%
Anthracite Capital, Inc.	3,600	28,080

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,286)		28,080

Money Market Securities - 48.13%
Huntington Money Market Fund - 1.38%, (c)	1,175,094	1,175,094

TOTAL MONEY MARKET SECURITIES (Cost $1,175,094)		1,175,094

TOTAL INVESTMENTS (Cost $2,481,939) - 104.69%		$ 2,555,931

Liabilities in excess of other assets - (4.69)%		(114,538)

TOTAL NET ASSETS - 100.00%		$ 2,441,393

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at April 30,2008.

Tax Related
Unrealized appreciation		$ 104,101
Unrealized depreciation		(30,109)
Net unrealized appreciation		$ 73,992

Aggregate cost of securities for income tax purposes		$ 2,481,939

*See accompanying notes which are a part of these financial statements.

Mirzam Capital Appreciation Fund

Related Notes to the Schedule of Investments

April 30, 2008

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists or determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston_____________
Anthony J. Ghoston, President

Date:   06/23/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston___________________________
Anthony J. Ghoston, President

Date:   06/23/2008

By

_______/s/ William J. Murphy______________________________

William J. Murphy, Interim Treasurer

Date:   06/23/2008